Financial Instruments at Fair Value Through Profit or Loss (FVTPL) - Summary of Outstanding Contracts Not Accounted for Hedge Accounting (Detail)
€ in Thousands, ₩ in Thousands, د.ت in Thousands, ¥ in Thousands, ¥ in Thousands, zł in Thousands, RM in Thousands, Kč in Thousands, $ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands
12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 JPY (¥)	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 KRW (₩)	Dec. 31, 2024 MXN ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 SGD ($)	Dec. 31, 2024 TND (د.ت)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2023 JPY (¥)	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 KRW (₩)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 CZK (Kč)	Dec. 31, 2023 MYR (RM)	Dec. 31, 2023 PLN (zł)	Dec. 31, 2023 SGD ($)
Swap contracts [member] | Sell RMB/Buy US$ [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2025-01	2024-01
Notional Amount	¥ 830,661	¥ 869,750	$ 114,000										$ 122,000
Swap contracts [member] | Sell HKD/Buy US$ [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period		2024-03
Notional Amount			2,939	$ 22,830									1,455	$ 11,340
Swap contracts [member] | Sell HKD/Buy US$ [member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2025-02
Swap contracts [member] | Sell HKD/Buy US$ [member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2025-03
Swap contracts [member] | Sell JPY/Buy US$ [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2025-01	2024-03
Notional Amount			6,994		¥ 1,035,320								2,746		¥ 385,320
Swap contracts [member] | Sell MXN/Buy US$ [Member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2025-01
Notional Amount			45,000					$ 923,715
Swap contracts [member] | Sell NT$/Buy US$ [member]
Disclosure of detailed information about financial instruments [line items]
Notional Amount			3,496,000			$ 108,539,284							2,988,500			$ 89,691,195
Swap contracts [member] | Sell NT$/Buy US$ [member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2025-01	2024-01
Swap contracts [member] | Sell NT$/Buy US$ [member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2025-12	2024-01
Swap contracts [member] | Sell US$/Buy KRW [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period		2024-01
Notional Amount			69,000				₩ 99,002,500						31,000				₩ 40,420,300
Swap contracts [member] | Sell US$/Buy KRW [member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2025-01
Swap contracts [member] | Sell US$/Buy KRW [member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2025-03
Swap contracts [member] | Sell US$/Buy NT$ [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period		2024-01
Notional Amount			254,440			8,221,338							353,290			10,965,140
Swap contracts [member] | Sell US$/Buy NT$ [member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2025-01
Swap contracts [member] | Sell US$/Buy NT$ [member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2025-02
Forward exchange contracts [member] | Sell RMB/Buy US$ [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2025-01	2024-01
Notional Amount	¥ 130,495	¥ 132,074	18,000										18,539
Forward exchange contracts [member] | Sell NT$/Buy US$ [member]
Disclosure of detailed information about financial instruments [line items]
Notional Amount			110,000			3,545,010							150,000			4,647,815
Forward exchange contracts [member] | Sell NT$/Buy US$ [member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2025-01	2024-01
Forward exchange contracts [member] | Sell NT$/Buy US$ [member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2025-02	2024-03
Forward exchange contracts [member] | Sell US$/Buy KRW [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2025-01	2024-01
Notional Amount			7,000				₩ 10,071,340						95,710				₩ 123,622,879
Forward exchange contracts [member] | Sell US$/Buy NT$ [member]
Disclosure of detailed information about financial instruments [line items]
Notional Amount			81,610			2,653,807							67,170			2,079,110
Forward exchange contracts [member] | Sell US$/Buy NT$ [member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2025-01	2024-01
Forward exchange contracts [member] | Sell US$/Buy NT$ [member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2025-03	2024-03
Forward exchange contracts [member] | Sell RMB/Buy JPY [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2025-01	2024-01
Notional Amount	¥ 7,888	¥ 8,292			165,000										165,000
Forward exchange contracts [member] | Sell RMB/Buy NT$ [member]
Disclosure of detailed information about financial instruments [line items]
Notional Amount	¥ 10,000	¥ 2,628				$ 44,542										$ 11,468
Forward exchange contracts [member] | Sell RMB/Buy NT$ [member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2025-01	2024-02
Forward exchange contracts [member] | Sell RMB/Buy NT$ [member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2025-03	2024-03
Forward exchange contracts [member] | Sell EUR/Buy CZK [member]
Disclosure of detailed information about financial instruments [line items]
Notional Amount																		€ 2,435	Kč 60,000
Forward exchange contracts [member] | Sell EUR/Buy CZK [member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period		2024-01
Forward exchange contracts [member] | Sell EUR/Buy CZK [member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period		2024-06
Forward exchange contracts [member] | Sell US$/Buy RMB [member]
Disclosure of detailed information about financial instruments [line items]
Notional Amount	¥ 3,172,282	¥ 2,118,620	436,000										297,286
Forward exchange contracts [member] | Sell US$/Buy RMB [member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2025-01	2024-01
Forward exchange contracts [member] | Sell US$/Buy RMB [member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2025-02	2024-02
Forward exchange contracts [member] | Sell US$/Buy JPY [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period		2024-01
Notional Amount			54,020		¥ 8,335,356								33,315		¥ 4,770,080
Forward exchange contracts [member] | Sell US$/Buy JPY [member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2025-01
Forward exchange contracts [member] | Sell US$/Buy JPY [member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2025-02
Forward exchange contracts [member] | Sell US$/Buy MYR [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2025-01	2024-01
Notional Amount			6,000							RM 26,758			16,000							RM 74,547
Forward exchange contracts [member] | Sell US$/Buy PLN [member]
Disclosure of detailed information about financial instruments [line items]
Notional Amount													6,000								zł 26,130
Forward exchange contracts [member] | Sell US$/Buy PLN [member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period		2024-01
Forward exchange contracts [member] | Sell US$/Buy PLN [member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period		2024-06
Forward exchange contracts [member] | Sell US$/Buy SGD [member]
Disclosure of detailed information about financial instruments [line items]
Notional Amount			13,100								$ 17,506		$ 12,500									$ 16,770
Forward exchange contracts [member] | Sell US$/Buy SGD [member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2025-01	2024-01
Forward exchange contracts [member] | Sell US$/Buy SGD [member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2025-03	2024-02
Forward exchange contracts [member] | Sell EUR/Buy TND [member]
Disclosure of detailed information about financial instruments [line items]
Notional Amount									€ 7,074			د.ت 24,000
Forward exchange contracts [member] | Sell EUR/Buy TND [member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2025-01
Forward exchange contracts [member] | Sell EUR/Buy TND [member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2025-12
Forward exchange contracts [member] | Sell US$/Buy EUR [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2025-01
Notional Amount			3,165						3,000
Forward exchange contracts [member] | Sell EUR/Buy US$ [member]
Disclosure of detailed information about financial instruments [line items]
Notional Amount			$ 6,000						€ 5,435
Forward exchange contracts [member] | Sell EUR/Buy US$ [member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2025-01
Forward exchange contracts [member] | Sell EUR/Buy US$ [member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2025-12